Property, Plant and Equipment	12 Months Ended
Mar. 31, 2016
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2016	2015
Cost:
Land	$7,667	$8,454
Buildings	151,054	147,293
Leasehold improvements	2,299	2,289
Machinery and equipment	176,852	173,981
Computer equipment	29,112	28,308
Motor vehicles	232	235
Furniture, fixtures and office equipment	9,355	9,006
	376,571	369,566
Accumulated depreciation and impairment charges:
Buildings	$54,440	$55,037
Leasehold improvements	1,326	1,216
Machinery and equipment	125,822	125,484
Computer equipment	27,568	27,017
Motor vehicles	200	185
Furniture, fixtures and office equipment	7,756	7,582
	217,112	216,521
Depreciated cost	$159,459	$153,045

b.	Depreciation expenses were $11,901, $12,480, and $12,950 for the year ended March 31, 2016, 2015 and 2014, respectively. For related impairment charges, see Note 2.n.
c.

Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $16,417 and $16,832 as of March 31, 2016 and 2015.  There were no additional capitalized interest and other costs as of March 31, 2016 and 2015.

d.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $4,500 and $4,510 as of March 31, 2016 and 2015, respectively.
e.	As for pledges – see Note 14.